INCOME TAXES - Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of period	$ 12,699	$ 11,928
Changes on acquisition/disposal	52,341
Increases due to tax positions taken in the current year	1,004	2,190
Decreases due to lapse of statute of limitations	(17,056)	(2,704)
Translation adjustments		1,285
Translation adjustments	(907)
Unrecognized tax benefit at end of period	$ 48,081	$ 12,699